Other assets and prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Other assets and prepayments
Summary of other assets and prepayments

Other assets and prepayments	As of December 31,
in €‘000	2024	2023
Prepaid expenses	33,839	22,358
Other financial assets	3,673	688
Taxes and fees	2,209	3,313
Inventories	5,704	5,986
Other	1,176	907
Total	46,601	33,252